Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (losses) recognized in net earnings:
Loss (Gain) on contingent consideration asset	$ 5,100	$ (6,800)	$ 0
Loss reclassified from AOCL to net earnings
Cash flows related to settlement of interest rate swaps	(26,800)	(21,800)	(126,800)
Settlement of interest rate swaps, operating activities	40,600	(12,900)	20,000
Interest rate swaps
Loss reclassified from AOCL to net earnings
Cash flows related to settlement of interest rate swaps	(26,758)	(21,789)	(126,782)
Interest rate swaps
Earnings (losses) recognized in net earnings:
Gain loss on fair value	(14,000)	36,400	58,800
Derivative put instrument
Earnings (losses) recognized in net earnings:
Gain loss on fair value	(100)	(900)	(23,700)
Interest expense | Reclassification out of Accumulated Other Comprehensive Income
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	200	300	300
Depreciation and amortization | Reclassification out of Accumulated Other Comprehensive Income
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	$ 1,000	$ 1,000	$ 700